Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based Payments
Share-based payments

10. Share-based payments

a) Share-settled awards

The Group’s employee incentives include share settled awards in the form of offering them the opportunity to purchase ordinary shares by exercising options (Stock Options - “SOPs”) and receiving ordinary shares (Restricted Stock Units – “RSUs”) upon vesting, and receiving shares upon the achievement of market conditions and passage of time ("Awards").

The cost of the employee services received with respect to those share-based compensation payments is recognized in the statement of income over the period that the employee provides services and according to the vesting conditions. The Group also issued Awards in 2020 that grant shares upon the achievement of market conditions related to the valuation of the Company. RSUs incentive was implemented in 2020 and has been the main incentive since then.

RSUs are issued as part of the performance cycle and as a signing bonus. Over time, SOPs and RSUs have been issued with different vesting periods. Once vested, the options can be exercised up to 10 years after the grant date. There were no changes to the terms and conditions of the SOPs, RSUs, and other transactions after the grant date.

The overall cost of the grants is calculated using the number of SOPs and RSUs expected to vest and their fair values at the date of the grant. The number of SOPs and RSUs expected to vest considers the likelihood that service conditions included in the terms of the awards will be met and it is based on historical and future prospective forfeiture. Failure to meet the vesting condition is treated as a forfeiture, resulting in a true-up for the costs and no further recognition of the expense.

The terms and conditions of the RSUs plans require the Group to withhold shares from the settlement to its employees to settle the employee’s tax obligation. Accordingly, the Group settles the transaction on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and issues the remaining shares to the employee on the vesting date. The employee’s tax obligation associated with the RSUs is calculated substantially based on the expected employee's personal tax rate and the fair value of the shares on the vesting date. In addition, for the countries where the Group is required to pay taxes and social security taxes over vested RSUs, the Group recognizes expenses related to corporate and social security taxes on the applicable awards, calculated mainly by applying the taxes rates to the fair value of the ordinary shares at the reporting dates, and presents them as "Share-based compensation" between "Customer support and operations", "General and administrative expenses" and "Marketing expenses" in the consolidated statements of profit or loss.

There were no changes to the terms and conditions of the SOPs and RSUs after the grant date.

The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date.

SOPs	2024	WAEP (US$)	2023	WAEP (US$)	2022	WAEP (US$)

Outstanding on January 1	59,942,062	1.04	101,276,327	0.72	143,889,439	0.55
Exercised during the year	(23,795,083)	0.15	(39,100,504)	0.21	(37,095,966)	0.12
Forfeited during the year	(209,061)		(2,233,761)		(5,517,146)
Outstanding on December 31	35,937,918	1.58	59,942,062	1.04	101,276,327	0.72
Exercisable on December 31	35,771,297	1.58	53,561,964	0.94	81,813,095	0.55

RSUs	2024	WAGDFV (US$)	2023	WAGDFV (US$)	2022	WAGDFV (US$)

Outstanding on January 1	66,512,061	5.66	72,401,895	5.46	80,924,937	4.82
Granted during the year	27,823,420	11.33	35,823,472	4.97	32,294,522	5.47
Vested during the year	(29,598,948)	6.22	(29,212,440)	4.45	(27,322,614)	3.64
Forfeited during the year	(4,821,079)		(12,500,866)		(13,494,950)
Outstanding on December 31	59,915,454	7.92	66,512,061	5.66	72,401,895	5.46

The following tables present the total amount of share-based compensation expense and the provision for taxes as of December 31, 2024, 2023 and 2022.

	2024	2023	2022

SOP and RSU expenses and related corporate and social security taxes expenses	393,788	256,103	126,167
RSUs and SOPs grant - business combination	5,480	13,400	43,116
Awards expenses and related taxes	8,936	19,814	113,172
Fair value adjustment - hedge of corporate and social security taxes (note 20)	(35,535)	(33,703)	3,995
Total share-based compensation expenses (note 8)	372,669	255,614	286,450

Equity share-based compensation, net of shares withheld for employee taxes	170,252	160,309	201,991

	2024	2023	2022
Liability provision for taxes presented as salaries, allowances and social security contributions	88,139	66,075	32,554

In 2024, 2023 and 2022, there were no SOPs granted. The following table presents additional information relating to the SOP characteristics and the valuation model:

	2024	2023	2022

Weighted average share price at the date of exercise of options during the year (US$)	12.38	6.37	7.72
Weighted Average remaining contractual life of options outstanding at year-end	4.79	4.78	4.80

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	8.67%	28.65%	45.07%
US$ 0.11 to US$ 0.50	30.51%	32.63%	28.20%
US$ 0.51 to US$ 15.00	60.82%	38.72%	26.73%
Greater than US$ 15.01	-	-	-

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	56,392	50,403	44,849
Unvested	320	12,125	28,169

The following table presents additional information related to the RSUs and Awards characteristics and the valuation model:

	2024	2023

Most relevant vesting periods for the grants outstanding
3 years	53.82%	55.81%
5 years	37.32%	34.69%
Weighted-Average awards vesting period	3.1 years	3.8 years

b) Contingent Share Award (CSA) termination

On November 29, 2022, Mr. David Vélez, the Company's Chief Executive Officer, terminated the 2021 Contingent Share Award. As a result of the termination, the Company recorded expenses of US$355,573 due to the acceleration of the vesting. After such one-time recognition, the Company has not been recognizing accounts for any expense associated with the 2021 Contingent Share Award. Such termination did not impact the Company's cash flows and did not create any dilution for the Company's shareholders.

	2024	2023	2022

Contingent share award termination	-	-	355,573